Employee Benefit Plans - Amounts recognized in balance sheet (Detail) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets for Plan Benefits, Defined Benefit Plan	$ 22,738	$ 24,644
Accrued benefit liability - current portion	(9,390)	(9,316)
Accrued benefit liability - long-term portion	(191,491)	(310,474)
Amount recognized in balance sheet	(178,143)	(295,146)
Accumulated other comprehensive loss:
Net actuarial loss	(365,424)	(362,602)
Net prior service benefit	351	419
Other comprehensive income (loss)	(365,073)	(362,183)
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets for Plan Benefits, Defined Benefit Plan	0	0
Accrued benefit liability - current portion	(8,725)	(9,427)
Accrued benefit liability - long-term portion	(74,182)	(89,248)
Amount recognized in balance sheet	(82,907)	(98,675)
Accumulated other comprehensive loss:
Net actuarial loss	(14,652)	(21,878)
Net prior service benefit	0	0
Other comprehensive income (loss)	$ (14,652)	$ (21,878)